CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED STATEMENTS OF OPERATIONS
Revenue	$ 1,856,148	$ 2,011,161	$ 3,696,519	$ 4,055,050	$ 7,987,902	$ 4,956,552
Cost of sales	484,033	621,283	975,482	1,255,513	2,243,253	1,580,390
Gross profit	1,372,115	1,389,878	2,721,037	2,799,537	5,744,649	3,376,162
Expenses
Selling, general and administrative	3,189,103	2,261,577	5,560,174	4,293,934	9,254,670	5,232,839
Depreciation and amortization	291,600	340,245	580,509	714,100	1,292,085	1,430,805
Total operating expenses	3,480,703	2,601,822	6,180,683	5,008,034	10,546,755	6,663,644
Loss from operations	(2,108,588)	(1,211,944)	(3,459,646)	(2,208,497)	(4,802,106)	(3,287,482)
Interest expense	(270,770)	(189,183)	(528,683)	(344,872)	(785,406)	(500,878)
Finance charges					(426,419)	(1,513,366)
Other income (expense)					(65,893)	7,497
Gain on cancellation of PPP loan					0	330,047
Total other expense	13,778	0	13,778	(89,993)	(1,277,718)	(1,676,700)
Net loss	$ (2,707,595)	$ (1,487,127)	$ (4,396,629)	$ (3,029,362)	(6,079,824)	(4,964,182)
Dividends to Common Stockholders					(1,794,704)	(814,552)
Net loss attributable to Common Stockholders					$ (7,874,528)	$ 5,778,734
Net loss per share, basic and diluted					$ (0.05)	$ (0.04)
Weighted average number of shares, basic and diluted	195,976,705	172,353,044	193,417,289	171,723,963	172,123,855	146,726,959
Other income (expense)
Finance charges	$ (342,015)	$ (86,000)	$ (422,078)	$ (386,000)
Total other expense, net	$ (599,007)	$ (275,183)	$ (936,983)	$ (820,865)
Net loss per share available to common stockholders, basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.02